SUBSEQUENT EVENTS (Details) (Subsequent Event [Member], USD $)	1 Months Ended			1 Months Ended
	Apr. 30, 2014	Feb. 13, 2014	Mar. 31, 2014	Apr. 30, 2014 Maximum [Member]	Mar. 31, 2014 Weekly Amount [Member]	Apr. 30, 2014 Monthly Amount [Member]	Apr. 30, 2014 Bi Weekly Amount [Member]
Subsequent Event [Line Items]
Long term purchase commitment				$ 88,000	$ 1,200	$ 8,000	$ 8,000
Retainer fee	30,000
Short-term promissory note	310,000
Issuance of shares for cash, shares		58,673,987
Price per share		$ 0.60
Bridge loan			$ 600,000